STOCK OPTIONS, WARRANTS AND RESTRICTED STOCK UNITS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stock Options Warrants And Restricted Stock Units
STOCK OPTIONS, WARRANTS AND RESTRICTED STOCK UNITS

NOTE 6 — STOCK OPTIONS, WARRANTS AND RESTRICTED STOCK UNITS

Options

The Company does not have an Incentive Stock Plan in place.

Restricted Stock Units (“RSU”)

Transactions involving restricted stock units issued are summarized as follows:

Restricted shares units issued as of December 31, 2024	1,357,308
Granted	—
Forfeited	—
Total Restricted Shares Issued at March 31, 2025	1,357,308

During the three months ended March 31, 2025 and March 31, 2024, the Company granted 0 performance-based, restricted stock units.

As of March 31, 2025, stock-based compensation related to restricted stock awards of $0 remains unamortized.

Warrants

The Company issued warrants in 2024 and 2023 in connection with debt issuances. Warrants to purchase shares of the Company’s common stock warrants have a five-year term, are fully vested upon issuance, exercisable upon the completion of a qualified financing typically at a cash exercise price equal to 93.75% of the per share price of Company’s common stock sold to third-party investors in that qualified financing.

Transactions involving stock warrants issued are summarized as follows:

Number of
Shares
Outstanding at December 31, 2024:	13,756,977
Issued	-
Exercised	—
Expired	—
Outstanding at March 31, 2025:	13,756,977

NOTE 8 — STOCK OPTIONS, WARRANTS AND RESTRICTED STOCK UNITS

Options

On March 14, 2012, we adopted our 2011 Incentive Stock Plan (the “2011 Plan”), pursuant to which 500,000 shares of our Common Stock are reserved for issuance as awards to employees, directors, officers, consultants, and other service providers of our Company and its subsidiaries (an “Optionee”). The term of the 2011 Plan is ten years from January 6, 2012, its effective date. On December 29, 2023, by resolution, the Company’s Board of Directors formally terminated the 2011 Plan.

Restricted Stock Units (“RSU”)

Transactions involving restricted stock units issued are summarized as follows:

Restricted shares units issued as of December 31, 2022	1,357,308
Granted	—
Forfeited	—
Restricted shares units issued as of December 31, 2023	1,357,308
Granted	—
Forfeited	—
Total Restricted Shares Issued at December 31, 2024	1,357,308

During the years ended December 31, 2024 and December 31, 2023, the Company granted 0 performance-based, restricted stock units.

As of December 31, 2024, stock-based compensation related to restricted stock awards of $0 remains unamortized.

Warrants

The Company issued 852,438 and 527,731 warrants in 2024 and 2023 respectively to employees, consultants, and in connection with debt issuances.

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024

Transactions involving stock warrants issued are summarized as follows:

Number of
Shares
Outstanding at December 31, 2022:	11,246,433
Issued	527,731
Exercised	—
Expired	—
Outstanding at December 31, 2023:	11,774,164
Issued	1,130,375
Exercised	—
Expired	—
Outstanding at December 31, 2024:	13,756,977